Document and Entity Information	Total
Document And Entity Information
Document Type	497
Document Period End Date	Sep. 30, 2018
Entity Registrant Name	ALPS Series Trust
Entity Central Index Key	0001558107
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 04, 2019
Document Effective Date	Feb. 04, 2019
Prospectus Date	Jan. 28, 2019